Expense Example - FidelityNewMillenniumFund-RetailPRO - FidelityNewMillenniumFund-RetailPRO - Fidelity New Millennium Fund - Fidelity New Millennium Fund	Jan. 28, 2023 USD ($)
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762